UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia 30677

(Address of principal executive offices)(Zip code)

Michael Isaacs

1061 Cliff Dawson Road, Watkinsville, Georgia 30677

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31

Date of reporting period: June 1, 2019 through November 30, 2019

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT

November 30, 2019

STADION TACTICAL GROWTH FUND

STADION TACTICAL DEFENSIVE FUND

STADION TRILOGY ALTERNATIVE RETURN FUND

TABLE OF CONTENTS

Letter to Shareholders	1
Performance Information	4
Disclosure of Fund Expenses	10
Schedules of Investments	12
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	31
Additional Information	40
Board of Trustees and Executive Officers	41

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Stadion Funds’ website at www.stadionfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-866-383-7636 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.stadionfunds.com.

Stadion Investment Trust	Letter to Shareholders

November 30, 2019 (Unaudited)

Dear Stadion Shareholder,

We are pleased to present the Stadion Funds’ Semi-Annual Report for the six months ended November 30, 2019. This letter includes a market overview and a discussion of the prevailing market conditions over the past six months highlighting the purpose for, and investment approach of, each of our funds. First, let’s briefly look at financial market conditions over the last half year.

6 Month Market Condition Overview

Equity Markets

Over the last six months, the Dow Jones Industrial Average Index rose 14.42% and the S&P 500 Index gained 15.26%. The NASDAQ Composite more than kept pace with these other two major U.S. indices and finished up 16.90%. International equities did well over the last six months but lagged the U.S. indices as evidenced by the MSCI Emerging Markets Index return of 6.10% and the MSCI EAFE Index, which tracks performance across a broad selection of 21 non-U.S. developed markets, up 10.00%.

For much of June through September equity prices moved sideways as the hopes for a trade war resolution were offset by periodic doubts the U.S. and China would reach a trade agreement. Political turmoil in Washington, D.C. may have been on the minds of investors as well, causing some uncertainty. But a third rate cut by the Federal Reserve (FED) in late October gave investors' confidence that this bull market still has some room to run. Slowing global growth remains a concern. The United States has thus far been immune to this slowing, allowing domestic stocks to reach new all-time highs in November.

Bond Markets

The U.S. Treasury 10-year note yield, which can be used to evaluate the strength of the bond market, spent this period trading in a range between 1.455% and 2.13%. For the six month period ending November 30, 2019 the Bloomberg Barclays US Aggregate Bond Index was up 3.81%. The question remains, what —if anything— will the FED do with rates in 2020?

Stadion Tactical Growth Fund (Growth Fund)

The Tactical Growth Fund follows a rule-based proprietary model. The model quantitatively ranks all actively traded Exchange Traded Funds (ETFs) based on their risk-adjusted return. We then perform a fundamental review to determine if highly ranked ETFs are suitable for the portfolio. The holdings of the Growth Fund are adjusted to favor the purchase and holding of ETFs presenting strength within the model. ETFs perceived as weak by the model are sold or not considered for purchase. The goal of the fund’s investment process is to produce returns while assuming less risk over a market cycle as compared to its benchmark. During turbulent times the fund does not automatically allocate to cash. Instead, the fund will attempt to allocate among a mix of defensive and non-correlated assets.

For the six months ending November 30, 2019, the Tactical Growth Fund’s Class A shares returned 7.96%. These numbers exclude the fund’s 5.75% sales load. The fund’s performance is reflective of both allocation decisions and overall market performance. Its primary benchmark, the Morningstar Moderately Aggressive Target Risk Index, returned 10.27% for the half-year period.

The portfolio was moderately aggressive during the six-month period with approximately three-quarters of its assets in Equity ETFs. Nearly one-third of the fund’s Equity exposure was invested in International developed and developing markets with the balance mainly in U.S. Large Growth stocks. We owned tangible assets through holdings in Real Estate and Gold. Fixed Income exposure was nearly one-fifth of the portfolio and was all on the short-end of the yield curve. The fund’s performance lagged slightly due to its diversification into International Equities and Short-Duration Fixed Income.

Stadion Trilogy Alternative Return Fund

The Trilogy Alternative Return Fund is a multi-strategy portfolio designed to generate total returns regardless of market direction that maintains an emphasis on lower risk and volatility than U.S. equity markets. This fund consists of an equity component, an income component, and a trend component, and is designed such that two of the three should be in a favorable environment over a given year. For the six months ended November 29, 2019, the Trilogy Fund’s Class A shares returned +3.68%, not including the impact of the fund’s 5.75% sales load, while the HFRX Absolute Return Index returned +2.78% and the Morningstar Multi-Alternative Category returned +3.19%. From June to November, the S&P 500 Total Return Index returned +15.26% as equities continued the rally that began in the beginning of the year following a down Q4 2018.

Our position in dividend-paying flight-to-quality equities performed positively due to the rally in broad market equities and contributed to the fund's overall performance. The fund employs an option strategy, known as a “collar”, around these equities designed to help dampen volatility and limit any risk from an equity bear market. This strategy was understandably a drag on performance because this type of loss-avoidance proved unnecessary during the six months ended in November. Because interest rates and bond prices enjoy an inverse relationship to each other, the fixed income portion of the fund contributed positively as rates were broadly lower during the period.

Semi-Annual Report | November 30, 2019	1

Stadion Investment Trust	Letter to Shareholders

November 30, 2019 (Unaudited)

The fund’s option selling, a strategy employed in an attempt to generate premium, was a slight drag on performance due to overall market movement between June and November. The trend portion contributed positively as equities trended higher for the period.

Stadion Tactical Defensive Fund (Defensive Fund)

The Tactical Defensive Fund features two complementary components to diversify equity allocations and attempt to reduce volatility over changing market cycles. One seeks to focus on longer term cyclical trends to find a balance between risk avoidance and return while the other focuses on shorter term trends. Fifty percent of the portfolio is governed by the long-term trend strategy and fifty percent is governed by the shorter, and more risk averse, intermediate-term trend strategy.

During the six months ended November 30, 2019, the Tactical Defensive Fund’s Class A shares returned 4.63%, excluding the impact of the 5.75% sales load. The fund’s primary benchmark, the Morningstar Moderate Target Risk Index, returned 8.48%. The Morningstar Tactical Allocation Category benchmark returned 6.30%.

Over the six months from June to November, markets spent much of the time in a choppy trading environment. The S&P 500 Index was stuck in an 8% trading range from 3025-price level to the 2800-price level. In June and July, the S&P 500 Index continued its 2019 rally and reached the 3025-price level for the first time ever. For most of this period, both of Tactical Defensive’s underlying models —shorter term and longer term— were fully invested.

August, September, and October experienced a more volatile market environment that brought 2019’s uptrend to a pause. This increase in volatility was attributed to investor mood swings in a market that has been dominated by U.S. – China Trade War headlines. Markets saw an approximately 7% sell-off from their high in late July and this downturn was followed by a choppy market environment through the end of October. This type of market environment weakened the underlying technical indicators of the shorter- and longer-term models of the Tactical Defensive Fund. Although the Tactical Defensive Fund never retreated to a fully defensive portfolio and the longer-term measure stayed mostly invested, the shorter-term technical indicator signaled intermittently during that time frame. The main reason for the fund’s underperformance, relative to its benchmark and category, over the 6 months from June to November can be largely attributed to this period of a choppy market environment when there was no clear trend direction.

In November, markets were finally able to climb above the sideways trading range they had been stuck in as the S&P 500 Index set daily all-time highs. The S&P 500 Index closed November at the 3140-price level, which was the highest monthly closing ever. Fortunately, both the shorter-term and longer-term models were fully invested throughout November, so the Tactical Defensive Fund was able to participate in November’s rally. It seems that this move higher could be the beginning of another uptrend going into year end. However, if volatility increases this December— and is evidenced in a similar manner to the sell-off we saw a year ago—the Tactical Defensive Fund’s underlying models should react accordingly, adjust allocations to more risk-mitigating positions, and avoid participating in a larger drawdown.

Thank you for entrusting your serious money to Stadion. Please feel free to contact us with any questions or concerns.

Sincerely,

Stadion Money Management

Brad A. Thompson, CFA

Chief Investment Officer

The views in this report were those of the Funds’ investment adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Funds and do not constitute investment advice.

Investments in the Funds are subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Funds are “funds of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Derivative instruments can be volatile and the potential loss to the Funds may exceed the Funds’ initial investments. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. The Funds could also experience losses if they are unable to close out a position because the market for an instrument or position is or becomes illiquid.

2	www.stadionfunds.com

Stadion Investment Trust	Letter to Shareholders

November 30, 2019 (Unaudited)

Options are financial derivatives that represent a contract sold by one party (option writer) to another party (option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date).

The Funds’ foreign investments generally carry more risks than funds that invest strictly in U.S. assets, including currency risk, geographic risk, and emerging market risk. Risks can also result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. More information about these risks and other risks can be found in the Funds’ prospectus.

One may not invest directly in an index, which is unmanaged and does not incur fees, expenses or taxes.

The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange.

The NASDAQ Composite is a stock market index of the common stocks and similar securities listed on the NASDAQ stock market and it is highly followed in the U.S. as an indicator of the performance of stocks of technology companies and growth companies.

The MSCI Emerging Markets Index consists of 23 economies including Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. The MSCI is a float-adjusted market capitalization index.

The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. As a total return index, it assumes reinvestment of all cash distributions.

The U.S. Treasury 10-year note is a debt obligation issued by the United States government matures in 10 years.

An Exchange Traded Fund (ETF) is a fund that tracks a specific index (bonds, commodities, etc.) but trades on stock exchange in the same manner as common stocks. ETFs tend to have higher liquidity than mutual funds.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds, and inflation-hedged instruments. The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% global equity exposure. The Morningstar Moderate Target Risk Index seeks approximately 60% global equity exposure.

The Morningstar Multi-Alternative Category is a benchmark created and published by Morningstar and defines Alternative as “Alternative funds may take short positions or invest in currencies, derivatives, or other instruments.”

A collar is an option strategy that limits the range of possible positive or negative returns on an underlying security to a specific range.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Absolute Return is the total return generated by an asset over a specific time period.

Flight-to-quality is the action of investors moving their capital away from riskier investments to safer ones.

The S&P 500 Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented.

The Morningstar Moderate Target Risk Index seeks approximately 60% global equity exposure.

The Morningstar Tactical Allocation Category is a benchmark created and published by Morningstar and is defined as “Portfolios seek to provide capital appreciation and income by actively shifting allocations between asset classes.”

Semi-Annual Report | November 30, 2019	3

Stadion Tactical Growth Fund	Performance Information

November 30, 2019 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Growth Fund(a) and the Morningstar Moderately Aggressive Target Risk Index

Average Annual Total Returns(b)(c) (for periods ended November 30, 2019)

	6 Month	1 Year	5 Year	10 Year	Since Inception
Stadion Tactical Growth Fund - A - NAV	7.87%	6.03%	4.73%	8.51%	6.41%
Stadion Tactical Growth Fund - A - POP	1.65%	-0.06%	3.50%	7.86%	6.01%
Stadion Tactical Growth Fund - C - NAV	7.42%	5.24%	3.95%	7.69%	5.61%
Stadion Tactical Growth Fund - C - CDSC	6.42%	4.24%	3.95%	7.69%	5.61%
Stadion Tactical Growth Fund - I - NAV	7.96%	6.23%	4.98%	8.77%	6.67%
Morningstar Moderately Aggressive Target Risk Index	10.27%	13.21%	7.13%	8.99%	7.67%(d)

(a)	The line graph above represents performance of Class I shares only, which will vary from the performance of Class A and Class C shares based on the difference in loads and fees paid by shareholders in different classes.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	The performance shown includes that of the predecessor Fund, the ETF Market Opportunity Fund, a series of Aviemore Trust, which was reorganized into Class I shares of the Fund, as of the close of business on March 29, 2013. Class I, Class A and Class C shares of the Fund commenced operations on May 3, 2004, April 1, 2013 and April 1, 2013, respectively. The performance shown for Class A and Class C shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class I shares, the initial share class, calculated using the fees and expenses of Class A and Class C shares respectively and without the effect of any fee and expense limitations or waivers. If Class A and Class C shares of the Fund had been available during periods prior to April 1, 2013, the performance shown may have been different.
(d)	Represents the period from May 3, 2004 (date of original public offering of Class I shares) through November 30, 2019.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

4	www.stadionfunds.com

Stadion Tactical Growth Fund	Performance Information

November 30, 2019 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I, based on the current Fund prospectus dated September 30, 2019, are 1.73%, 2.48% and 1.49%, respectively. The Fund’s investment adviser, Stadion Money Management, LLC (the “Advisor”) has entered into an Expense Limitation Agreement with the Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.30% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until October 1, 2020.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% global equity exposure.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2019	5

Stadion Tactical Defensive Fund	Performance Information

November 30, 2019 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Defensive Fund(a), the S&P 500® Total Return Index and the Morningstar Moderate Target Risk Index

Average Annual Total Returns(b) (for periods ended November 30, 2019)

	6 Month	1 Year	5 Year	10 Year	Since Inception(c)
Stadion Tactical Defensive Fund - A - NAV	4.63%	7.16%	3.78%	5.47%	4.00%
Stadion Tactical Defensive Fund - A - POP	-1.35%	0.97%	2.55%	4.84%	3.54%
Stadion Tactical Defensive Fund - C - NAV	4.22%	6.34%	2.99%	4.66%	3.20%
Stadion Tactical Defensive Fund - C - CDSC	3.22%	5.34%	2.99%	4.66%	3.20%
Stadion Tactical Defensive Fund - I - NAV	4.70%	7.26%	4.00%	5.69%	4.21%
Morningstar Moderate Target Risk Index	8.48%	12.44%	6.12%	7.60%	6.35%(d)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	Class A, Class C and Class I shares of the Fund commenced operations on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and Class I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and Class I shares respectively and without the effect of any fee and expense limitations or waivers. If Class C and Class I shares of the Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.
(d)	Represents the period from September 15, 2006 (date of original public offering of Class A shares) through November 30, 2019.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

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Stadion Tactical Defensive Fund	Performance Information

November 30, 2019 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I, based on the current Fund prospectus dated September 30, 2019, are 1.93%, 2.69%, and 1.74%, respectively. The Fund’s investment adviser, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C and Class I, until at least October 1, 2020.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderate Target Risk Index seeks approximately 60% global equity exposure.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2019	7

Stadion Trilogy Alternative Return Fund	Performance Information

November 30, 2019 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Trilogy Alternative Return Fund(a), the HFRX Absolute Return Index and the Bloomberg Barclays US Aggregate Bond Index

Average Annual Total Returns(b)(c) (for periods ended November 30, 2019)

	6 Month	1 Year	5 Year	Since Inception
Stadion Trilogy Alternative Return Fund - A - NAV	3.68%	-0.12%	1.29%	1.76%
Stadion Trilogy Alternative Return Fund - A - POP	-2.26%	-5.86%	0.10%	0.98%
Stadion Trilogy Alternative Return Fund - C - NAV	3.29%	-0.87%	0.52%	1.00%
Stadion Trilogy Alternative Return Fund - C - CDSC	2.29%	-1.85%	0.52%	1.00%
Stadion Trilogy Alternative Return Fund - I - NAV	3.75%	0.01%	1.50%	1.99%
HFRX Absolute Return Index	2.78%	2.71%	1.81%	1.89%(d)
Bloomberg Barclays US Aggregate Bond Index	3.81%	10.79%	3.08%	2.99%(d)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	Class A, Class C and Class I shares of the Fund commenced operations on April 2, 2012.
(d)	Represents the period from April 2, 2012 (date of original public offering of Class A shares) through November 30, 2019.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

8	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Performance Information

November 30, 2019 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I, based on the current Fund prospectus dated September 30, 2019, are 2.00%, 2.69%, and 1.71%, respectively. The Fund’s investment adviser, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments if any, under a Rule 12b-1 Distribution Plan) in excess of 1.38% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2020.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2019	9

Stadion Investment Trust	Disclosure of Fund Expenses

November 30, 2019 (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front-end and contingent deferred sales loads; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual funds’ ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent annual period (June 1, 2019) and held until the end of the period (November 30, 2019).

The tables that follow illustrate the Funds’ costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Funds’ actual returns, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Funds’ ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expense Ratio(a)	Expenses Paid During period 6/1/19 - 11/30/19(b)
Stadion Tactical Growth Fund - Class A
Based on Actual Fund Return	$ 1,000.00	$ 1,078.70	1.55%	$ 8.05
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,017.25	1.55%	$ 7.82
Stadion Tactical Growth Fund - Class C
Based on Actual Fund Return	$ 1,000.00	$ 1,074.20	2.30%	$11.93
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,013.50	2.30%	$11.58
Stadion Tactical Growth Fund - Class I
Based on Actual Fund Return	$ 1,000.00	$ 1,079.60	1.30%	$ 6.76
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,018.50	1.30%	$ 6.56
Stadion Tactical Defensive Fund - Class A
Based on Actual Fund Return	$ 1,000.00	$ 1,000.00	1.82%	$ 9.10
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,015.90	1.82%	$ 9.17
Stadion Tactical Defensive Fund - Class C
Based on Actual Fund Return	$ 1,000.00	$ 1,000.00	2.59%	$12.95
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,012.05	2.59%	$13.03
Stadion Tactical Defensive Fund - Class I
Based on Actual Fund Return	$ 1,000.00	$ 1,000.00	1.64%	$ 8.20
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,016.80	1.64%	$ 8.27

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Stadion Investment Trust	Disclosure of Fund Expenses

November 30, 2019 (Unaudited)

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expense Ratio(a)	Expenses Paid During period 6/1/19 - 11/30/19(b)
Stadion Trilogy Alternative Return Fund - Class A
Based on Actual Fund Return	$ 1,000.00	$ 1,036.80	1.63%	$ 8.30
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,016.85	1.63%	$ 8.22
Stadion Trilogy Alternative Return Fund - Class C
Based on Actual Fund Return	$ 1,000.00	$ 1,032.90	2.38%	$12.10
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,013.10	2.38%	$11.98
Stadion Trilogy Alternative Return Fund - Class I
Based on Actual Fund Return	$ 1,000.00	$ 1,037.50	1.38%	$ 7.03
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,018.10	1.38%	$ 6.96

(a)	The Fund's expense ratios have been based on the Funds' most recent fiscal half-year expenses.
(b)	Expenses are equal to the Funds' annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183/366).

Semi-Annual Report | November 30, 2019	11

Stadion Tactical Growth Fund	Schedule of Investments

November 30, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.27%	Shares	Value
Invesco QQQ Trust, Series 1	402,997	$82,654,685
iShares® China Large-Cap ETF	668,050	27,349,967
iShares® MSCI Japan ETF	540,580	32,126,670
iShares® MSCI Mexico ETF	361,260	15,722,035
iShares® Short Treasury Bond ETF	374,810	41,457,734
iShares® U.S. Real Estate ETF	291,380	27,156,616
PIMCO Enhanced Short Maturity Active ETF	394,988	40,193,979
SPDR® Gold Shares(a)	130,600	18,004,516
SPDR® S&P 500® ETF Trust	280,230	88,079,091
Technology Select Sector SPDR® Fund	632,870	55,793,819
Vanguard® FTSE Developed Markets ETF	992,530	42,649,014
Vanguard® Growth ETF	346,121	61,401,865

TOTAL EXCHANGE-TRADED FUNDS
(Cost $468,984,658)		532,589,991

MONEY MARKET FUNDS - 0.85%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.546%, 7-day effective yield	4,567,966	$4,567,966

TOTAL MONEY MARKET FUNDS
(Cost $4,567,966)		4,567,966

Total Investments, at Value - 100.12%
(Cost $473,552,624)		537,157,957

Liabilities in Excess of Other Assets - (0.12)%		(654,046)

Net Assets - 100.00%		$536,503,911

(a)	Non-income producing security.

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Stadion Tactical Defensive Fund	Schedule of Investments

November 30, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.79%	Shares	Value
Invesco QQQ Trust, Series 1	112,950	$23,166,045
iShares® Core S&P Small-Cap® ETF	35,200	2,879,712
SPDR® Portfolio Developed World ex-US ETF	461,520	14,177,895
SPDR® Portfolio Emerging Markets ETF	130,240	4,666,499
SPDR® S&P 500® ETF Trust	156,470	49,180,086

TOTAL EXCHANGE-TRADED FUNDS
(Cost $90,276,580)		94,070,237

MONEY MARKET FUNDS - 1.33%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.546%, 7-day effective yield	1,262,540	$1,262,540

TOTAL MONEY MARKET FUNDS
(Cost $1,262,540)		1,262,540

Total Investments, at Value - 100.12%
(Cost $91,539,120)		95,332,777

Liabilities in Excess of Other Assets - (0.12)%		(113,189)

Net Assets - 100.00%		$95,219,588

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019	13

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2019 (Unaudited)

COMMON STOCKS - 38.04%	Shares	Value
Consumer Discretionary - 3.57%
Distributors - 1.19%
Genuine Parts Co.	6,619	$690,825

Hotels, Restaurants & Leisure - 1.17%
McDonald's Corp.(a)	3,479	676,596

Household Durables - 1.21%
Garmin, Ltd.(a)	7,151	698,581

Consumer Staples - 5.90%
Food & Staples Retailing - 2.31%
Sysco Corp.(a)	8,414	677,747
Walmart, Inc.(a)	5,543	660,116
		1,337,863

Food Products - 2.39%
General Mills, Inc.	12,986	692,414
Kellogg Co.(a)	10,636	692,616
		1,385,030

Household Products - 1.20%
Procter & Gamble Co.(a)	5,694	695,010

Energy - 1.13%
Oil, Gas & Consumable Fuels - 1.13%
Chevron Corp.(a)	5,590	654,757

Financials - 4.82%
Banks - 3.62%
BB&T Corp.(a)	12,691	694,451
Fifth Third Bancorp(a)	23,186	699,985
US Bancorp(a)	11,719	703,492
		2,097,928

Insurance - 1.20%
Aflac, Inc.(a)	12,656	694,055

Health Care - 6.16%
Health Care Equipment & Supplies - 1.21%
Abbott Laboratories(a)	8,173	698,383

Pharmaceuticals - 4.95%
Eli Lilly & Co.(a)	6,129	719,238
Johnson & Johnson(a)	5,224	718,248
Merck & Co., Inc.(a)	8,091	705,373
Pfizer, Inc.	18,765	722,828
		2,865,687

Industrials - 7.14%
Aerospace & Defense - 3.58%
L3Harris Technologies, Inc.(a)	3,443	692,353
Lockheed Martin Corp.(a)	1,766	690,559
United Technologies Corp.	4,644	688,891
		2,071,803

See Notes to Financial Statements.

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Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2019 (Unaudited)

COMMON STOCKS (continued)	Shares	Value
Industrials - 7.14% (continued)
Commercial Services & Supplies - 1.20%
Waste Management, Inc.(a)	6,163	$695,864

Machinery - 1.20%
Illinois Tool Works, Inc.	3,965	691,218

Trading Companies & Distributors - 1.16%
WW Grainger, Inc.(a)	2,125	673,519

Information Technology - 3.49%
Communications Equipment - 1.08%
Cisco Systems, Inc.(a)	13,762	623,556

Software - 1.21%
Microsoft Corp.(a)	4,648	703,614

Technology Hardware, Storage & Peripherals - 1.20%
Apple, Inc.(a)	2,599	694,583

Materials - 1.21%
Containers & Packaging - 1.21%
International Paper Co.(a)	15,172	703,071

Utilities - 4.62%
Electric Utilities - 2.38%
Eversource Energy(a)	8,400	694,176
Southern Co.(a)	11,008	682,386
		1,376,562

Gas Utilities - 1.03%
National Fuel Gas Co.	13,190	593,814

Multi-Utilities - 1.21%
Dominion Energy, Inc.(a)	8,437	701,199

TOTAL COMMON STOCKS
(Cost $12,190,025)		22,023,518

EXCHANGE-TRADED FUNDS - 56.08%	Shares	Value
iShares® Broad USD High Yield Corporate Bond ETF(a)	33,400	$1,355,038
iShares® Core Dividend Growth ETF	26,320	1,085,963
iShares® MBS ETF(a)	50,200	5,428,628
Schwab® US Dividend Equity ETF	18,882	1,077,974
SPDR® Portfolio Intermediate Term Corporate Bond ETF(a)	268,800	9,496,704
SPDR® Portfolio Long-Term Corporate Bond ETF(a)	89,600	2,707,712
SPDR® Portfolio S&P 500® High Dividend ETF	26,610	1,035,129
SPDR® Portfolio Short-Term Corporate Bond ETF(a)	175,900	5,426,515
VanEck Vectors® Fallen Angel High Yield Bond ETF(a)	92,700	2,728,161
Vanguard® Dividend Appreciation ETF	8,734	1,070,264

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019	15

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS (continued)	Shares	Value
Vanguard® High Dividend Yield ETF	11,506	$1,055,791

TOTAL EXCHANGE-TRADED FUNDS
(Cost $31,396,759)		32,467,879

PURCHASED OPTION CONTRACTS - 10.08%	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 6.38%
S&P 500® Index:
	Jefferies	12/06/2019	$3,150	30	9,422,940	$34,200
	Jefferies	12/20/2019	3,200	30	9,422,940	19,500
	Jefferies	12/17/2021	3,100	90	28,268,820	2,854,800
	Jefferies	12/17/2021	3,200	30	9,422,940	783,000
					56,537,640	3,691,500
Put Option Contracts - 3.70%
S&P 500® Index:
	Jefferies	12/13/2019	3,025	25	7,852,450	12,875
	Jefferies	12/20/2019	2,500	50	15,704,900	1,000
	Jefferies	12/20/2019	2,525	25	7,852,450	812
	Jefferies	12/20/2019	2,575	30	9,422,940	1,275
	Jefferies	12/20/2019	2,650	30	9,422,940	2,025
	Jefferies	12/20/2019	3,000	30	9,422,940	20,700
	Jefferies	06/19/2020	2,400	25	7,852,450	42,000
	Jefferies	06/19/2020	2,475	25	7,852,450	54,000
	Jefferies	06/19/2020	2,525	20	6,281,960	50,500
	Jefferies	06/19/2020	2,600	20	6,281,960	63,700
	Jefferies	06/19/2020	2,625	20	6,281,960	68,700
	Jefferies	06/19/2020	2,675	20	6,281,960	79,600
	Jefferies	12/18/2020	2,650	20	6,281,960	158,500
	Jefferies	12/18/2020	2,700	60	18,845,880	528,300
	Jefferies	12/18/2020	2,800	15	4,711,470	161,625
SPDR® S&P 500® ETF Trust:
	Jefferies	06/19/2020	240	220	6,914,820	38,060
	Jefferies	12/18/2020	245	250	7,857,750	128,500
	Jefferies	06/18/2021	255	155	4,871,805	149,420
	Jefferies	06/18/2021	260	410	12,886,710	433,780
	Jefferies	06/18/2021	265	40	1,257,240	46,320
	Jefferies	06/18/2021	270	80	2,514,480	101,200
					166,653,475	2,142,892
TOTAL PURCHASED OPTION CONTRACTS
(Cost $8,654,541)					223,191,115	5,834,392

MONEY MARKET FUNDS - 0.42%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.546%, 7-day effective yield	242,827	$242,827

TOTAL MONEY MARKET FUNDS
(Cost $242,827)		242,827

Total Investments, at Value - 104.62%
(Cost $52,484,152)		60,568,616

Written Option Contracts - (4.13)%		(2,392,365)

See Notes to Financial Statements.

16	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2019 (Unaudited)

	Value
Liabilities in Excess of Other Assets - (0.49)%	(281,870	)(b)

Net Assets - 100.00%	$57,894,381

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $30,064,584, representing 57.93% of net assets.
(b)	Includes cash which is being held as collateral for written options.

WRITTEN OPTION CONTRACTS - 4.13%	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 3.07%
S&P 500® Index:
	Jefferies	12/06/2019	$3,050	30	$131,159	$9,422,940	$286,350
	Jefferies	12/20/2019	3,100	30	136,259	9,422,940	185,400
	Jefferies	06/19/2020	2,800	15	124,472	4,711,470	597,900
	Jefferies	06/19/2020	3,050	15	110,837	4,711,470	302,175
	Jefferies	06/19/2020	3,100	7	48,080	2,198,686	116,515
	Jefferies	12/18/2020	3,200	10	78,470	3,140,980	168,500
	Jefferies	06/18/2021	3,400	10	86,970	3,140,980	120,850
					716,247	36,749,466	1,777,690
Put Option Contracts - 1.06%
S&P 500® Index:
	Jefferies	12/20/2019	2,200	50	315,763	15,704,900	250
	Jefferies	12/20/2019	2,250	25	147,213	7,852,450	125
	Jefferies	12/20/2019	2,275	30	163,900	9,422,940	75
	Jefferies	12/20/2019	2,325	30	136,894	9,422,940	150
	Jefferies	12/20/2019	3,100	30	112,589	9,422,940	54,750
	Jefferies	06/19/2020	2,100	25	152,162	7,852,450	13,875
	Jefferies	06/19/2020	2,175	25	131,799	7,852,450	19,000
	Jefferies	06/19/2020	2,225	20	92,099	6,281,960	18,200
	Jefferies	06/19/2020	2,300	40	184,298	12,563,920	47,800
	Jefferies	06/19/2020	2,350	20	83,539	6,281,960	28,300
	Jefferies	12/18/2020	2,350	20	157,399	6,281,960	78,900
	Jefferies	12/18/2020	2,400	60	398,818	18,845,880	268,200
	Jefferies	12/18/2020	2,500	15	93,014	4,711,470	85,050
					2,169,487	122,498,220	614,675

Total Written Option Contracts					$2,885,734	$159,247,686	$2,392,365

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019	17

Stadion Investment Trust	Statements of Assets and Liabilities

November 30, 2019 (Unaudited)

	Stadion Tactical Growth Fund	Stadion Tactical Defensive Fund	Stadion Trilogy Alternative Return Fund
ASSETS
Investments in securities:
At acquisition cost	$473,552,624	$91,539,120	$52,484,152
At value (Note 2)	$537,157,957	$95,332,777	$60,568,616
Dividends receivable	10,170	1,746	72,479
Receivable for capital shares sold	84,821	653	10,194
Receivable for investment securities sold	–	–	47,910
Interest receivable	–	–	509
Other assets	94,513	41,892	23,294
TOTAL ASSETS	537,347,461	95,377,068	60,723,002
LIABILITIES

Written Options, at value (Notes 2 and 6) (premiums received $–, $– and $2,885,734, respectively)	–	–	2,392,365
Payable for capital shares redeemed	187,172	4,160	–
Payable for investment securities purchased	–	–	348,000
Payable to Advisor (Note 5)	451,737	97,203	46,857
Accrued distribution fees (Note 5)	105,765	19,016	5,745
Accrued compliance fees (Note 5)	6,703	1,462	851
Payable to administrator (Note 5)	29,677	8,104	9,375
Other accrued expenses	62,496	27,535	25,428
TOTAL LIABILITIES	843,550	157,480	2,828,621
NET ASSETS	$536,503,911	$95,219,588	$57,894,381
Net assets consist of:
Paid-in capital	$449,057,689	$116,055,622	$55,345,610
Total distributable earnings (Accumulated deficit)	$87,446,222	$(20,836,034)	$2,548,771
NET ASSETS	$536,503,911	$95,219,588	$57,894,381
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$86,659,145	$24,249,525	$2,556,352
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	6,934,513	1,721,193	240,354
Net asset value, offering price and redemption price per share (Note 1)	$12.50	$14.09	$10.64
Maximum offering price per share (Note 1)	$13.26	$14.95	$11.28
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$107,575,761	$17,240,536	$6,297,069
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	9,013,221	1,327,334	606,028
Net asset value, offering price and redemption price per share (Note 1)	$11.94	$12.99	$10.39
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$342,269,005	$53,729,526	$49,040,960
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	27,006,032	3,735,202	4,594,163
Net asset value, offering price and redemption price per share (Note 1)	$12.67	$14.38	$10.67

See Notes to Financial Statements.

18	www.stadionfunds.com

Stadion Investment Trust	Statements of Operations

For the Six Months Ended November 30, 2019 (Unaudited)

	Stadion Tactical Growth Fund	Stadion Tactical Defensive Fund	Stadion Trilogy Alternative Return Fund
INVESTMENT INCOME
Dividends	$5,986,115	$1,256,235	$896,899
TOTAL INVESTMENT INCOME	5,986,115	1,256,235	896,899

EXPENSES
Investment advisory fees (Note 5)	2,850,121	606,981	388,094
Distribution fees, Class A (Note 5)	108,601	30,522	4,926
Distribution fees, Class C (Note 5)	534,838	90,919	35,031
Transfer agent fees, Common (Note 5)	83,732	26,145	18,051
Transfer agent fees, Class A (Note 5)	14,872	5,829	555
Transfer agent fees, Class C (Note 5)	29,112	5,474	2,290
Transfer agent fees, Class I (Note 5)	105,802	31,240	25,375
Administrative fees (Note 5)	158,590	29,707	22,211
Registration and filing fees	32,369	22,338	24,928
Professional fees	43,231	14,539	13,073
Custodian fees	19,045	3,756	4,014
Compliance fees (Note 5)	41,902	7,803	4,936
Trustees' fees	28,610	5,358	3,419
Printing of shareholder reports	29,609	6,388	4,110
Other expenses	89,721	17,565	14,349
TOTAL EXPENSES	4,170,155	904,564	565,362

Expense recoupment of previously waived fees (Note 5)	6,319	–	–
Expenses waived by the Advisor (Note 5)	(33,892)	–	(97,250)
NET EXPENSES	4,142,582	904,564	468,112

NET INVESTMENT INCOME	1,843,533	351,671	428,787

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investments	3,831,511	(730,161)	(1,974,848)
Net realized losses from written option contracts	–	–	(968,529)
Net realized gains (losses)	3,831,511	(730,161)	(2,943,377)

Net change in unrealized appreciation/depreciation on investments	34,581,492	4,741,174	4,134,646
Net change in unrealized appreciation/depreciation on written option contracts	–	–	724,240
Net change in unrealized appreciation	34,581,492	4,741,174	4,858,886
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	38,413,003	4,011,013	1,915,509

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,256,536	$4,362,684	$2,344,296

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019	19

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Tactical Growth Fund		Stadion Tactical Defensive Fund
	For the Six Months Ended November 30, 2019 (Unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (Unaudited)	For the Year Ended May 31, 2019
FROM OPERATIONS
Net investment income (loss)	$1,843,533	$(422,065)	$351,671	$43,016
Net realized gains (losses)	3,831,511	22,554,384	(730,161)	5,888,110
Net realized capital gain distributions from other investment companies	–	–	–	41,143
Net change in unrealized appreciation/depreciation	34,581,492	(39,972,716)	4,741,174	(3,712,772)
Net increase (decrease) in net assets resulting from operations	40,256,536	(17,840,397)	4,362,684	2,259,497

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings, Class A	(236,624)	(2,168,453)	(97,346)	–
From distributable earnings, Class C	(243,303)	(2,594,256)	(72,359)	–
From distributable earnings, Class I	(1,012,861)	(7,587,044)	(223,838)	–
Decrease in net assets from distributions to shareholders	(1,492,788)	(12,349,753)	(393,543)	–

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	6,551,932	26,228,600	1,817,223	2,421,004
Net asset value of shares issued in reinvestment of distributions	225,918	2,070,610	93,766	–
Payments for shares redeemed	(11,591,191)	(48,046,000)	(2,892,669)	(26,815,498)
Net decrease in net assets from Class A share transactions	(4,813,341)	(19,746,790)	(981,680)	(24,394,494)

Class C
Proceeds from sales of shares	5,364,682	28,152,147	495,800	931,668
Net asset value of shares issued in reinvestment of distributions	222,477	2,405,472	69,826	–
Payments for shares redeemed	(10,210,134)	(18,218,109)	(3,171,756)	(5,257,365)
Net increase (decrease) in net assets from Class C share transactions	(4,622,975)	12,339,510	(2,606,130)	(4,325,697)

Class I
Proceeds from sales of shares	31,647,076	171,645,152	2,619,177	38,517,380
Net asset value of shares issued in reinvestment of distributions	923,143	7,026,513	222,471	–
Payments for shares redeemed	(52,721,122)	(60,792,335)	(6,069,489)	(14,009,560)
Net increase (decrease) in net assets from Class I share transactions	(20,150,903)	117,879,330	(3,227,841)	24,507,820

Class T(a)
Payments for shares redeemed	–	(1,083)	–	(1,068)
Net decrease in net assets from Class T share transactions	–	(1,083)	–	(1,068)

TOTAL NET INCREASE (DECREASE) IN NET ASSETS	9,176,529	80,280,817	(2,846,510)	(1,953,942)

NET ASSETS:
Beginning of period	527,327,382	447,046,565	98,066,098	100,020,040
End of period	$536,503,911	$527,327,382	$95,219,588	$98,066,098

(a)	Class T shares commenced operations on August 14, 2017 and terminated on November 16, 2018.

See Notes to Financial Statements.

20	www.stadionfunds.com

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Trilogy Alternative Return Fund
	For the Six Months Ended November 30, 2019 (Unaudited)	For the Year Ended May 31, 2019
FROM OPERATIONS
Net investment income	$428,787	$1,284,140
Net realized losses	(2,943,377)	(78,512)
Net change in unrealized appreciation/depreciation	4,858,886	(4,142,003)
Net increase (decrease) in net assets resulting from operations	2,344,296	(2,936,375)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings, Class A	(46,623)	(122,767)
From distributable earnings, Class C	(58,587)	(70,912)
From distributable earnings, Class I	(583,518)	(893,772)
From distributable earnings, Class T	–	(7)
Decrease in net assets from distributions to shareholders	(688,728)	(1,087,458)

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	183,711	1,066,006
Net asset value of shares issued in reinvestment of distributions	45,944	113,688
Payments for shares redeemed	(2,530,381)	(19,360,792)
Net decrease in net assets from Class A share transactions	(2,300,726)	(18,181,098)

Class C
Proceeds from sales of shares	7,750	283,813
Net asset value of shares issued in reinvestment of distributions	56,769	69,605
Payments for shares redeemed	(1,404,410)	(4,063,999)
Net decrease in net assets from Class C share transactions	(1,339,891)	(3,710,581)

Class I
Proceeds from sales of shares	1,016,291	26,783,578
Net asset value of shares issued in reinvestment of distributions	583,518	888,090
Payments for shares redeemed	(6,242,315)	(39,727,685)
Net decrease in net assets from Class I share transactions	(4,642,506)	(12,056,017)

Class T(a)
Net asset value of shares issued in reinvestment of distributions	–	7
Payments for shares redeemed	–	(973)
Net decrease in net assets from Class T share transactions	–	(966)

TOTAL NET DECREASE IN NET ASSETS	(6,627,555)	(37,972,495)

NET ASSETS:
Beginning of period	64,521,936	102,494,431
End of period	$57,894,381	$64,521,936

(a)	Class T shares commenced operations on August 14, 2017 and terminated on November 16, 2018.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019	21

Stadion Tactical Growth Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2019 (Unaudited)		Year Ended May 31, 2019	Year Ended May 31, 2018		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$11.62		$12.33	$11.03		$9.82	$10.41	$10.35

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(a)(b)	0.04		(0.01)	(0.01)		(0.01)	0.05	(0.02)
Net realized and unrealized gain (loss) on investments	0.87		(0.40)	1.31		1.23	(0.59)	0.92
Total from investment operations	0.91		(0.41)	1.30		1.22	(0.54)	0.90
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.03)		–	(0.00	)(c)	(0.01)	(0.03)	(0.03)
Distributions from net realized gains	–		(0.30)	–		–	(0.02)	(0.81)
Total distributions	(0.03)		(0.30)	–		(0.01)	(0.05)	(0.84)

NET ASSET VALUE, END OF PERIOD	$12.50		$11.62	$12.33		$11.03	$9.82	$10.41

TOTAL RETURN(d)	7.87	%(e)	(3.22%)	11.80%		12.48%	(5.19%)	8.78%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$86,659		$85,250	$109,707		$105,141	$89,271	$59,366
Ratio of total expenses to average net assets(f)(g)	1.54	%(h)	1.57%	1.61%		1.65%	1.71%	1.84%
Ratio of net expenses to average net assets(f)	1.55	%(h)	1.55%	1.55%		1.55%	1.55%	1.69%
Ratio of net investment income/loss to average net assets(a)(f)	0.66	%(h)	(0.05%)	(0.09%)		(0.12%)	0.54%	(0.21%)

PORTFOLIO TURNOVER RATE	40	%(e)	120%	82%		96%	287%	333%

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Amount rounds to less than $0.01 per share or less than 1%.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(h)	Annualized.

See Notes to Financial Statements.

22	www.stadionfunds.com

Stadion Tactical Growth Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2019 (Unaudited)		Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$11.14		$11.92	$10.74	$9.62	$10.25	$10.26

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(a)(b)	(0.00	)(c)	(0.10)	(0.10)	(0.09)	(0.01)	(0.12)
Net realized and unrealized gain (loss) on investments	0.83		(0.38)	1.28	1.21	(0.59)	0.93
Total from investment operations	0.83		(0.48)	1.18	1.12	(0.60)	0.81
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.03)		–	–	–	(0.01)	(0.01)
Distributions from net realized gains	–		(0.30)	–	–	(0.02)	(0.81)
Total distributions	(0.03)		(0.30)	–	–	(0.03)	(0.82)

NET ASSET VALUE, END OF PERIOD	$11.94		$11.14	$11.92	$10.74	$9.62	$10.25

TOTAL RETURN(d)	7.42	%(e)	(3.92%)	10.99%	11.64%	(5.93%)	7.96%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$107,576		$104,812	$99,286	$96,506	$82,347	$34,402
Ratio of total expenses to average net assets(f)(g)	2.31	%(h)	2.32%	2.35%	2.41%	2.49%	2.59%
Ratio of net expenses to average net assets(f)	2.30	%(h)	2.30%	2.30%	2.30%	2.30%	2.37%
Ratio of net investment loss to average net assets(a)(f)	(0.08	%)(h)	(0.83%)	(0.83%)	(0.88%)	(0.11%)	(1.16%)

PORTFOLIO TURNOVER RATE	40	%(e)	120%	82%	96%	287%	333%

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Amount rounds to less than $0.01 per share or less than 1%.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(h)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019	23

Stadion Tactical Growth Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2019 (Unaudited)		Year Ended May 31, 2019	Year Ended May 31, 2018		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$11.77		$12.46	$11.12		$9.88	$10.46	$10.38

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.06		0.02 (c)	0.02	(c)	0.01 (c)	0.08	0.00 (d)
Net realized and unrealized gain (loss) on investments	0.88		(0.41)	1.32		1.25	(0.59)	0.94
Total from investment operations	0.94		(0.39)	1.34		1.26	(0.51)	0.94
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.04)		–	(0.00	)(d)	(0.02)	(0.05)	(0.05)
Distributions from net realized gains	–		(0.30)	–		–	(0.02)	(0.81)
Total distributions	(0.04)		(0.03)	–		(0.02)	(0.07)	(0.86)

NET ASSET VALUE, END OF PERIOD	$12.67		$11.77	$12.46		$11.12	$9.88	$10.46

TOTAL RETURN(e)	7.96	%(f)	(3.02%)	12.09%		12.79%	(4.94%)	9.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$342,269		$337,265	$238,052		$179,979	$144,534	$97,804
Ratio of total expenses to average net assets(g)(h)	1.32	%(i)	1.33%	1.36%		1.42%	1.49%	1.62%
Ratio of net expenses to average net assets(g)	1.30	%(i)	1.30%	1.30%		1.30%	1.30%	1.43%
Ratio of net investment income to average net assets(a)(g)	0.93	%(i)	0.16%	0.13%		0.12%	0.85%	0.02%

PORTFOLIO TURNOVER RATE	40	%(f)	120%	82%		96%	287%	333%

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(d)	Amount rounds to less than $0.01 per share or less than 1%.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(i)	Annualized.

See Notes to Financial Statements.

24	www.stadionfunds.com

Stadion Tactical Defensive Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2019 (Unaudited)		Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016		Year Ended May 31, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$13.52		$13.26	$12.58	$11.08	$11.99		$11.69

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(a)(b)	0.05		0.03	(0.03)	(0.07)	(0.09)		(0.04)
Net realized and unrealized gain (loss) on investments	0.58		0.23	1.01	1.57	(0.50)		0.35
Total from investment operations	0.63		0.26	0.98	1.50	(0.59)		0.31
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.06)		–	(0.02)	–	–		–
Distributions from net realized gains	–		–	(0.28)	–	(0.32)		(0.01)
Total distributions	(0.06)		–	(0.30)	–	(0.32)		(0.01)

NET ASSET VALUE, END OF PERIOD	$14.09		$13.52	$13.26	$12.58	$11.08		$11.99

TOTAL RETURN(c)	4.63	%(d)	1.96%	7.77%	13.54%	(4.80%)		2.67%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$24,250		$24,231	$47,888	$52,978	$18,726		$29,073
Ratio of total expenses to average net assets(e)	1.82	%(f)	1.84%	1.85%	1.94%	1.96	%(g)	1.88%
Ratio of net expenses to average net assets(e)	1.82	%(f)	1.84%	1.85%	1.94%	1.95%		1.88%
Ratio of net investment income/loss to average net assets(a)(e)	0.73	%(f)	0.26%	(0.23%)	(0.56%)	(0.77%)		(0.33%)

PORTFOLIO TURNOVER RATE	270	%(d)	396%	335%	196%	645%		482%

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019	25

Stadion Tactical Defensive Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2019 (Unaudited)		Year Ended May 31, 2019		Year Ended May 31, 2018	Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$12.51		$12.36		$11.81	$10.48		$11.45		$11.26

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(a)(b)	0.00	(c)	(0.08	)(d)	(0.12)	(0.15)		(0.17)		(0.13)
Net realized and unrealized gain (loss) on investments	0.53		0.23		0.95	1.48		(0.48)		0.33
Total from investment operations	0.53		0.15		0.83	1.33		(0.65)		0.20
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)		–		(0.28)	–		(0.32)		(0.01)
Total distributions	(0.05)		–		(0.28)	–		(0.32)		(0.01)

NET ASSET VALUE, END OF PERIOD	$12.99		$12.51		$12.36	$11.81		$10.48		$11.45

TOTAL RETURN(e)	4.22	%(f)	1.21%		6.97%	12.69%		(5.56%)		1.80%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$17,241		$19,151		$23,178	$26,058		$9,680		$12,145
Ratio of total expenses to average net assets(g)	2.59	%(h)	2.59%		2.59%	2.71	%(i)	2.73	%(i)	2.66%
Ratio of net expenses to average net assets(g)	2.59	%(h)	2.59%		2.59%	2.70%		2.70%		2.66%
Ratio of net investment income/loss to average net assets(a)(g)	0.06	%(h)	(0.64%)		(0.97%)	(1.30%)		(1.55%)		(1.16%)

PORTFOLIO TURNOVER RATE	270	%(f)	396%		335%	196%		645%		482%

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Amount rounds to less than $0.01 per share or less than 1%.
(d)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

See Notes to Financial Statements.

26	www.stadionfunds.com

Stadion Tactical Defensive Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2019 (Unaudited)		Year Ended May 31, 2019	Year Ended May 31, 2018		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$13.79		$13.50	$12.78		$11.23		$12.12		$11.80

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(a)(b)	0.07		0.03	(0.00	)(c)	(0.03)		(0.06)		(0.03)
Net realized and unrealized gain (loss) on investments	0.58		0.26	1.03		1.58		(0.51)		0.36
Total from investment operations	0.65		0.29	1.03		1.55		(0.57)		0.33
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.06)		–	(0.03)		–		–		–
Distributions from net realized gains	–		–	(0.28)		–		(0.32)		(0.01)
Total distributions	(0.06)		–	(0.31)		–		(0.32)		(0.01)

NET ASSET VALUE, END OF PERIOD	$14.38		$13.79	$13.50		$12.78		$11.23		$12.12

TOTAL RETURN(d)	4.70	%(e)	2.15%	8.03%		13.80%		(4.58%)		2.82%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$53,730		$54,684	$29,953		$28,338		$12,703		$25,280
Ratio of total expenses to average net assets(f)	1.64	%(g)	1.64%	1.62%		1.75	%(h)	1.76	%(h)	1.70%
Ratio of net expenses to average net assets(f)	1.64	%(g)	1.64%	1.62%		1.70%		1.70%		1.70%
Ratio of net investment income/loss to average net assets(a)(f)	0.94	%(g)	0.21%	(0.01%)		(0.28%)		(0.53%)		(0.28%)

PORTFOLIO TURNOVER RATE	270	%(e)	396%	335%		196%		645%		482%

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Amount rounds to less than $0.01 per share or less than 1%.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019	27

Stadion Trilogy Alternative Return Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2019 (Unaudited)		Year Ended May 31, 2019		Year Ended May 31, 2018		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$10.37		$10.94		$11.17		$10.49	$10.66	$10.53

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.06		0.17		0.11		0.09	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.32		(0.62)		(0.22)		0.68	(0.18)	0.12
Total from investment operations	0.38		(0.45)		(0.11)		0.77	(0.09)	0.16
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.11)		(0.12)		(0.12)		(0.09)	(0.08)	(0.03)
Total distributions	(0.11)		(0.12)		(0.12)		(0.09)	(0.08)	(0.03)

NET ASSET VALUE, END OF PERIOD	$10.64		$10.37		$10.94		$11.17	$10.49	$10.66

TOTAL RETURN(c)	3.68	%(d)	(4.13%)		(1.02%)		7.37%	(0.79%)	1.54%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$2,556		$4,733		$23,289		$30,818	$28,898	$39,896
Ratio of total expenses to average net assets(e)	1.88	%(f)(g)	1.94	%(g)	1.84	%(g)(h)	1.82%	1.85%	1.82%
Ratio of net expenses to average net assets(e)	1.63	%(f)	1.63%		1.72	%(h)	1.82%	1.85%	1.82%
Ratio of net investment income to average net assets(a)(e)	1.30	%(f)	1.58%		1.02%		0.86%	0.88%	0.38%

PORTFOLIO TURNOVER RATE	9	%(d)	5%		55%		18%	36%	37%

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(h)	Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

See Notes to Financial Statements.

28	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2019 (Unaudited)		Year Ended May 31, 2019		Year Ended May 31, 2018		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$10.14		$10.73		$10.95		$10.31	$10.49	$10.42

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(a)(b)	0.02		0.07		0.03		0.01	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	0.31		(0.59)		(0.22)		0.66	(0.17)	0.12
Total from investment operations	0.33		(0.52)		(0.19)		0.67	(0.16)	0.08
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.08)		(0.07)		(0.03)		(0.03)	(0.02)	(0.01)
Total distributions	(0.08)		(0.07)		(0.03)		(0.03)	(0.02)	(0.01)

NET ASSET VALUE, END OF PERIOD	$10.39		$10.14		$10.73		$10.95	$10.31	$10.49

TOTAL RETURN(c)	3.29	%(d)	(4.84%)		(1.75%)		6.46%	(1.53%)	0.75%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$6,297		$7,460		$11,660		$11,592	$10,573	$11,654
Ratio of total expenses to average net assets(e)	2.67	%(f)(g)	2.63	%(g)	2.56	%(g)(h)	2.60%	2.63%	2.58%
Ratio of net expenses to average net assets(e)	2.38	%(f)	2.38%		2.47	%(h)	2.60%	2.63%	2.58%
Ratio of net investment income/loss to average net assets(a)(e)	0.52	%(f)	0.68%		0.26%		0.08%	0.08%	(0.36%)

PORTFOLIO TURNOVER RATE	9	%(d)	5%		55%		18%	36%	37%

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(h)	Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019	29

Stadion Trilogy Alternative Return Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2019 (Unaudited)		Year Ended May 31, 2019		Year Ended May 31, 2018		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$10.40		$10.97		$11.20		$10.52	$10.69	$10.55

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.07		0.18		0.14		0.12	0.11	0.07
Net realized and unrealized gain (loss) on investments	0.32		(0.60)		(0.22)		0.67	(0.17)	0.12
Total from investment operations	0.39		(0.42)		(0.08)		0.79	(0.06)	0.19
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.12)		(0.15)		(0.15)		(0.11)	(0.11)	(0.05)
Total distributions	(0.12)		(0.15)		(0.15)		(0.11)	(0.11)	(0.05)

NET ASSET VALUE, END OF PERIOD	$10.67		$10.40		$10.97		$11.20	$10.52	$10.69

TOTAL RETURN(c)	3.75	%(d)	(3.90%)		(0.72%)		7.53%	(0.54%)	1.78%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$49,041		$52,330		$67,545		$62,571	$39,257	$53,031
Ratio of total expenses to average net assets(e)	1.70	%(f)(g)	1.65	%(g)	1.57	%(g)(h)	1.62%	1.64%	1.62%
Ratio of net expenses to average net assets(e)	1.38	%(f)	1.38%		1.47	%(h)	1.62%	1.64%	1.62%
Ratio of net investment income to average net assets(a)(e)	1.51	%(f)	1.66%		1.25%		1.06%	1.07%	0.70%

PORTFOLIO TURNOVER RATE	9	%(d)	5%		55%		18%	36%	37%

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(h)	Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

See Notes to Financial Statements.

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Stadion Investment Trust	Notes to Financial Statements

November 30, 2019 (Unaudited)

1.	ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) and Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I shares, of the Tactical Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013. The Fund seeks long-term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares, and Class I shares commenced on September 15, 2006, October 1, 2009, and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Each Fund currently offers three classes of shares, Class A, Class C, and Class I. Class A shares are sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, and are also sold subject to a 1.00% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1.00% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares are, generally, available for certain broker-dealers and financial intermediaries that have entered into appropriate arrangements with the Funds.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the National Best Bid and Offer (NBBO) prices as determined by the Options Pricing Reporting Authority (ORPA) (which is the best bid and offer price across the option exchanges). If no bid price is readily available, then the option will be valued at the mean of the last quoted ask price and $0.00. If: (i) no bid price is readily available, and (ii) no ask price is readily available, then the option will be valued at the last valid NBBO mean price. Notwithstanding the foregoing, an option may be valued using Fair Valuation when reliable last NBBO prices as of the Valuation Time are not readily available. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Semi-Annual Report | November 30, 2019	31

Stadion Investment Trust	Notes to Financial Statements

November 30, 2019 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2019 by security type:

Tactical Growth Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$532,589,991	$–	$–	$532,589,991
Money Market Funds	4,567,966	–	–	4,567,966
Total Investments in Securities	$537,157,957	$–	$–	$537,157,957

Tactical Defensive Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$94,070,237	$–	$–	$94,070,237
Money Market Funds	1,262,540	–	–	1,262,540
Total Investments in Securities	$95,332,777	$–	$–	$95,332,777

Trilogy Alternative Return Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$22,023,518	$–	$–	$22,023,518
Exchange-Traded Funds	32,467,879	–	–	32,467,879
Purchased Option Contracts	–	5,834,392	–	5,834,392
Money Market Funds	242,827	–	–	242,827
Total Investments in Securities	$54,734,224	$5,834,392	$–	$60,568,616
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(2,392,365)	$–	$(2,392,365)
Total	$–	$(2,392,365)	$–	$(2,392,365)

*	See Schedule of Investments for Common Stocks determined by sector and industry.

There were no Level 3 securities held in any of the Funds at November 30, 2019.

Share Valuation: The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Securities Transactions and Investment Income: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Option Transactions: The Funds may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. When held, the Funds use option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

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Stadion Investment Trust	Notes to Financial Statements

November 30, 2019 (Unaudited)

Allocation Between Classes: Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund.

Distributions to Shareholders: Each of the Funds may distribute its net investment income to its shareholders quarterly, but, in any event, expects to distribute substantially all of its net investment income to its shareholders at least annually. Net realized gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and tax treatment of short term capital gains. Dividends and distributions are recorded on the ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes: It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3.	SECURITY TRANSACTIONS

During the six months ended November 30, 2019, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to:

	Tactical Growth Fund	Tactical Defensive Fund
Purchases	$238,872,286	$231,609,077
Sales	$208,701,527	$237,998,426

Trilogy Alternative Return Fund
Purchases	$4,996,003
Sales	$14,890,251

4.	TAX MATTERS

The tax character of distributions made during the year ended May 31, 2019 and May 31, 2018 was as follows:

	Ordinary Income	Long-term Capital Gains	Total Distributions
Tactical Growth Fund
5/31/2019	$–	$12,349,753	$12,349,753
5/31/2018	67,168	90	67,258
Tactical Defensive Fund
5/31/2019	$–	$–	$–
5/31/2018	2,178,308	155,213	2,333,521
Trilogy Alternative Return Fund
5/31/2019	$1,087,458	$–	$1,087,458
5/31/2018	1,340,523	–	1,340,523

Semi-Annual Report | November 30, 2019	33

Stadion Investment Trust	Notes to Financial Statements

November 30, 2019 (Unaudited)

Tax Basis of Investments:

As of November 30, 2019, the aggregate cost of investments and other financial instruments, gross unrealized appreciation (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Tactical Growth Fund
Tax cost of portfolio investments	$473,554,473
Gross unrealized appreciation	$64,119,352
Gross unrealized depreciation	(515,868)
Net unrealized appreciation	$63,603,484

Tactical Defensive Fund
Tax cost of portfolio investments	$93,261,637
Gross unrealized appreciation	$2,115,695
Gross unrealized depreciation	(44,554)
Net unrealized appreciation	$2,071,141

Trilogy Alternative Return Fund
Tax cost of portfolio investments	$52,484,152
Gross unrealized appreciation	$13,155,030
Gross unrealized depreciation	(4,577,197)
Net unrealized appreciation	$8,577,833

The difference between the federal income tax cost of portfolio investments and other financial instruments and the financial statement cost for Tactical Growth Fund, Tactical Defensive Fund, Trilogy Alternative Return Fund and Alternative Income Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and certain market to market adjustments.

Capital Loss Carryforward:

As of May 31, 2019, the Funds have the following capital loss carryforwards. These capital losses carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Tactical Defensive Fund	$23,411,758	$–
Trilogy Alternative Return Fund	3,254,289	2,283,575

Capital Losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carry forwards as described above.

The Funds elect to defer to the tax year ending May 31, 2020, capital losses recognized during the period November 1, 2018 to May 31, 2019 in the amount of:

Fund	Amount
Tactical Defensive Fund	$235,829
Trilogy Alternative Return Fund	1,720,555

The Funds elect to defer to the tax year ending May 31, 2020, late year ordinary losses recognized in the amount of:

Fund	Amount
Tactical Growth Fund	$1,279,017
Tactical Defensive Fund	209,957

As of and during the six months ended November 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

5.	TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreements

Each Fund’s investments are managed by Stadion Money Management, LLC (the “Advisor”) under the terms of an Investment Advisory Agreement (the “Advisory Agreements”). Under the Advisory Agreements, each Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets up to $150 million, 1.00% of such assets over $150 million up to $500 million, and 0.85% of such assets over $500 million.

The Advisor has entered into an Expense Limitation Agreement with the Tactical Growth Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, and Class I shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.30% of the average daily net assets allocable to each Class until October 1, 2020.

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Stadion Investment Trust	Notes to Financial Statements

November 30, 2019 (Unaudited)

The Advisor has entered into an Expense Limitation Agreement with respect to the Tactical Defensive Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, and Class I shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets allocable to each Class until October 1, 2020.

The Advisor has entered into an Expense Limitation Agreement with respect to the Trilogy Alternative Return Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, and Class I shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.38% of the average daily net assets allocable to each Class until October 1, 2020.

Accordingly, during the six months ended November 30, 2019, the Advisor waived fees and reimbursed expenses as follows:

	Tactical Growth Fund	Trilogy Alternative Return Fund
Expenses recoupment of previously waived fees	$(33,892)	$(97,250)
Recoupment of previously waived fees	6,319	–
Total	$(27,573)	$(97,250)

During the six months ended November 30, 2019, there were no advisory fees waived or expenses reimbursed by the Advisor for the Tactical Defensive Fund.

It is expected that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Trustees.

If the Advisor so requests, the Advisor may recapture from the Tactical Growth Fund any Tactical Growth Fund operating expenses waived or reimbursed by the Advisor pursuant to the Tactical Growth Fund’s Expense Limitation Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.30% from the time the Tactical Growth Fund initially incurred, or the Advisor initially waived or reimbursed, such expenses for a period of three years; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.30% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree).

If the Advisor so requests, the Advisor may recapture from the Trilogy Alternative Return Fund any Trilogy Alternative Return Fund operating expenses waived or reimbursed by the Advisor pursuant to the Trilogy Alternative Return Fund’s Expense Limitation Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.38% from the time the Trilogy Alternative Return Fund initially incurred, or the Advisor initially waived or reimbursed, such expenses for a period of three years; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.38% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree).

As of November 30, 2019, the balance of recoupable expenses for the Tactical Growth Fund and the Alternative Return Fund was as follows:

Fund	2020	2021	2022	2023
Tactical Growth Fund	$379,108	$253,703	$138,349	$33,892
Trilogy Alternative Return Fund	–	109,385	225,717	97,250

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor 50% of the employee’s annual base salary for the services provided by the Chief Compliance Officer of the Trust. Each Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

Certain Trustees and officers of the Trust are also officers of the Advisor.

Fund Accounting and Administration Agreement

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust. The Funds pay ALPS customary fees for providing these services.

Transfer Agent and Shareholder Services Agreement

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust. The Funds pay ALPS customary fees for providing these services.

Distribution Plan

The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act that permit Class A shares and Class C shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of each Fund’s average daily net assets attributable to Class C shares. The Trust has not adopted a plan of distribution with respect to Class I shares. The expenses of the Plans are reflected as distribution fees in the Statements of Operations of the Funds.

Semi-Annual Report | November 30, 2019	35

Stadion Investment Trust	Notes to Financial Statements

November 30, 2019 (Unaudited)

Distribution Agreement

ALPS Distributors, Inc. (“ADI” or the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Under the terms of a Distribution Agreement with the Trust, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. ADI receives no compensation from the Funds.

6.	DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. No Funds invested in futures contracts during the six months ended November 30, 2019.

36	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2019 (Unaudited)

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A portion of Trilogy Alternative Return Fund’s securities are pledged as collateral for open written option contracts.

The locations in the Statements of Assets and Liabilities of Trilogy Alternative Return Fund’s derivative positions are as follows:

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statements of Assets and Liabilities Location	Fair Value of Liability Derivatives
Trilogy Alternative Return Fund
Equity Contracts (Purchased Options/ Written Options)	Investments in securities: At value	$5,834,392	Written Options; At value	$2,392,365
		$5,834,392		$2,392,365

For the Trilogy Alternative Return Fund the average option month-end notional value purchased and written during the six months ended November 30, 2019, were $244,658,613 and $194,475,966, respectively.

Trilogy Alternative Return Fund’s transactions in derivative instruments during the six months ended November 30, 2019, are recorded in the following locations in the Statements of Operations:

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Trilogy Alternative Return Fund
Equity Contracts (Purchased Options)	Net realized loss from investments/Net change in unrealized appreciation (depreciation) on investments	$(3,521,512)	$1,396,358
Equity Contracts (Written Options)	Net realized gains from written option contracts/Net change in unrealized appreciation (depreciation) on written option contracts	(968,529)	724,240
Total		$(4,490,041)	$2,120,598

Tactical Growth Fund and Tactical Defensive Fund had no transactions in derivative instruments during the six months ended November 30, 2019.

Semi-Annual Report | November 30, 2019	37

Stadion Investment Trust	Notes to Financial Statements

November 30, 2019 (Unaudited)

7.	CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	For the Six Months Ended November 30, 2019 (Unaudited)	For the Year Ended May 31, 2019
Tactical Growth Fund - Class A
Shares sold	538,688	2,148,862
Shares issued in reinvestment of distributions to shareholders	18,717	186,039
Shares redeemed	(958,767)	(3,893,838)
Net decrease in shares outstanding	(401,362)	(1,558,937)
Shares outstanding beginning of period	7,335,875	8,894,812
Shares outstanding end of period	6,934,513	7,335,875

Tactical Growth Fund - Class C
Shares sold	463,609	2,419,049
Shares issued in reinvestment of distributions to shareholders	19,245	224,810
Shares redeemed	(882,242)	(1,560,143)
Net increase/(decrease) in shares outstanding	(399,388)	1,083,716
Shares outstanding beginning of period	9,412,609	8,328,893
Shares outstanding end of period	9,013,221	9,412,609

Tactical Growth Fund - Class I
Shares sold	2,580,681	13,904,815
Shares issued in reinvestment of distributions to shareholders	75,482	623,471
Shares redeemed	(4,297,957)	(4,984,417)
Net increase/(decrease) in shares outstanding	(1,641,794)	9,543,869
Shares outstanding beginning of period	28,647,826	19,103,957
Shares outstanding end of period	27,006,032	28,647,826

Tactical Growth Fund - Class T (a)(b)
Shares sold	–	–
Shares redeemed	–	(89)
Net decrease in shares outstanding	–	(89)
Shares outstanding beginning of period	–	89
Shares outstanding end of period	–	–

	For the Six Months Ended November 30, 2019 (Unaudited)	For the Year Ended May 31, 2019
Tactical Defensive Fund - Class A
Shares sold	131,132	179,240
Shares issued in reinvestment of distributions to shareholders	6,707	–
Shares redeemed	(208,476)	(2,000,119)
Net decrease in shares outstanding	(70,637)	(1,820,879)
Shares outstanding beginning of period	1,791,830	3,612,709
Shares outstanding end of period	1,721,193	1,791,830

Tactical Defensive Fund - Class C
Shares sold	38,413	73,504
Shares issued in reinvestment of distributions to shareholders	5,400	–
Shares redeemed	(247,172)	(418,512)
Net decrease in shares outstanding	(203,359)	(345,008)
Shares outstanding beginning of period	1,530,693	1,875,701
Shares outstanding end of period	1,327,334	1,530,693

Tactical Defensive Fund - Class I
Shares sold	185,666	2,841,775
Shares issued in reinvestment of distributions to shareholders	15,601	–
Shares redeemed	(430,187)	(1,023,008)
Net increase/(decrease) in shares outstanding	(228,920)	1,818,767
Shares outstanding beginning of period	3,964,122	2,145,355
Shares outstanding end of period	3,735,202	3,964,122

Tactical Defensive Fund - Class T (a)(b)
Shares sold	–	–
Shares redeemed	–	(81)
Net decrease in shares outstanding	–	(81)
Shares outstanding beginning of period	–	81
Shares outstanding end of period	–	–

38	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2019 (Unaudited)

	For the Six Months Ended November 30, 2019 (Unaudited)	For the Year Ended May 31, 2019
Trilogy Alternative Return Fund - Class A
Shares sold	17,448	98,463
Shares issued in reinvestment of distributions to shareholders	4,346	10,487
Shares redeemed	(237,957)	(1,781,432)
Net decrease in shares outstanding	(216,163)	(1,672,482)
Shares outstanding beginning of period	456,517	2,128,999
Shares outstanding end of period	240,354	456,517

Trilogy Alternative Return Fund - Class C
Shares sold	751	26,745
Shares issued in reinvestment of distributions to shareholders	5,498	6,578
Shares redeemed	(135,733)	(384,376)
Net decrease in shares outstanding	(129,484)	(351,053)
Shares outstanding beginning of period	735,512	1,086,565
Shares outstanding end of period	606,028	735,512

Trilogy Alternative Return Fund - Class I
Shares sold	95,791	2,463,187
Shares issued in reinvestment of distributions to shareholders	54,994	82,086
Shares redeemed	(588,229)	(3,673,287)
Net decrease in shares outstanding	(437,444)	(1,128,014)
Shares outstanding beginning of period	5,031,607	6,159,621
Shares outstanding end of period	4,594,163	5,031,607

Trilogy Alternative Return Fund - Class T (a)(b)
Shares sold	–	–
Shares issued in reinvestment of distributions to shareholders	–	1
Shares redeemed	–	(91)
Net decrease in shares outstanding	–	(90)
Shares outstanding beginning of period	–	90
Shares outstanding end of period	–	–

(a)	Class T shares commenced operations on August 14, 2017.
(b)	Class T shares terminated on November 16, 2018.

8.	COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Tactical Defensive Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the SPDR® S&P 500® ETF Trust. The SPDR® S&P® ETF Trust was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The Fund may redeem its investments from the SPDR® S&P® ETF Trust, (the ETF) at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The latest financial statements for the ETF can be found at www.sec.gov.

The Fund's performance may be directly affected by the performance of the ETFs. As of November 30, 2019, the percentage of net assets invested in the SPDR® S&P 500® ETF Trust by the Tactical Defensive Fund was 51.65%.

10.	SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Semi-Annual Report | November 30, 2019	39

Stadion Investment Trust	Additional Information

November 30, 2019 (Unaudited)

OTHER INFORMATION

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-383-7636. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov.

40	www.stadionfunds.com

Stadion Investment Trust	Board of Trustees and Executive Officers

November 30, 2019 (Unaudited)

STADION INVESTMENT TRUST

BOARD OF TRUSTEES AND EXECUTIVE OFFICERS

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-today operations. The officers have been elected for an annual term. The Fund’ SAI includes additional information about the Trustees and is available without charge upon request by calling 1-866-383-7636 or on the Fund’ website, www.stadionfunds.com. The Independent Trustees of the Trust received aggregate compensation of $82,500 during the fiscal year ended May 31, 2018 for their services to the Funds and Trust. Interested Trustees and Officers did not receive compensation from the Funds for the services to the Funds and the Trust. The following are the Trustees and executive officers of the Trust:

Name and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
James M. Baker (1952)	Trustee	Since June 2003	Mr. Baker has been the President of Baker & Lassiter, Inc. (real estate development and management) since 1994.	4	Mr. Baker serves as a director of Resurgens Bank, a closely held state chartered bank.
Norman A. McLean (1954)	Trustee	Since June 2003	Mr. McLean has been the Director of Marketing/Public Relations for St. Mary’s Health Care System (health care) since September 2005.	4	None
Ronald C. Baum (1941)	Trustee	Since July 2011	Mr. Baum was a Managing Partner for the Atlanta office of Grant Thornton LLP (public accounting firm) from 1987 through 2002.	4	None
Gregory L. Morris (1948)	Trustee and Chairman	Since June 2007	Mr. Morris was a portfolio manager and investment committee member of the Adviser and its predecessor firm (Stadion Money Management, Inc.) from November 2004 to December 2014.	4	None

Semi-Annual Report | November 30, 2019	41

Stadion Investment Trust	Board of Trustees and Executive Officers

November 30, 2019 (Unaudited)

Name and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
OTHER EXECUTIVE OFFICERS
Duane L. Bernt (1970)	Treasurer (Principal Financial Officer)	Since October 2012	Mr. Bernt has been the Chief Financial Officer of the Adviser since 2011. Previously, he was a Senior Vice President of Lincoln Financial Group (a financial services firm) from 1998 to 2011.	n/a	None
Michael D. Isaac (1975)	Chief Compliance Officer	Since April 2010	Mr. Isaac has been the Chief Compliance Officer of the Adviser and its predecessor firm (Stadion Money Management, Inc.) since 2010. Previously, he was Chief Compliance Officer of J.P. Turner & Company LLC (a broker/dealer) from 2006 to 2010.	n/a	None
Madeline Arment (1989)	Assistant Treasurer	Since November 2018	At ALPS Fund Services, Ms. Arment has served as Fund controller since 2018 and numerous roles in the tax department from 2012 to 2016. She previously served as Manager of Investment Operations at Shelton Capital Management from 2016 to 2018.	n/a	None
Edward Corrao (1965)	Secretary	Since July 2017	Mr. Corrao, is a Senior Counsel and Vice President for ALPS Fund Services, Inc., since 2017. Previously, he was a Senior Legal Counsel at State Street Global Advisors from 2011 to 2017.	n/a	None

*	The Fund Complex consists of the Stadion Tactical Growth Fund, Stadion Tactical Defensive Fund, and Stadion Trilogy Alternative Return Fund

42	www.stadionfunds.com

Intentionally Left Blank

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stadion Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

The Stadion Funds are distributed by ALPS Distributors, Inc.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable (Schedule filed with Item 1)

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics for Principal Executives and Senior Financial Officers is filed herewith as Exhibit 13(a)(1).

(a)(2)	Certifications required by Item 13(a)(2) of Form N-CSR are filed herewith as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Item 13(b) of Form N-CSR are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stadion Investment Trust

By:	/s/ Judson P. Doherty
Judson P. Doherty, President

Date:	January 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	January 28, 2020

By:	/s/ Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	January 28, 2020